Land-Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2026
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Land-use rights	$2,495,385	$2,421,164
Less: accumulated amortization	(278,651)	(246,152)
Land-use rights, net	$2,216,734	$2,175,012

Schedule of Estimated Future Amortization Expenses Land-Use Rights

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$24,673
Fiscal year 2027	49,346
Fiscal year 2028	49,346
Fiscal year 2029	49,346
Fiscal year 2030	49,346
Thereafter	1,994,677
Total	$2,216,734